SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

(a)	Short-term debt. On May 27, 2022, the Company issued a six-month 12% promissory note in the amount of $200,000 with an independent third party. The note is subordinated to the 12.5% senior secured notes and is guaranteed by certain officers of the Company.

NOTE 19 - SUBSEQUENT EVENTS

(a) Intangible Assets In March 2022, the Company entered into a Cooperative Research and Development Agreement, (CRADA) with the National Institute of Health, (NIH). This is the next step in the process to commercialize NIH Patent License #2. The CRADA is for the clinical evaluation of the Company’s proprietary ocular metformin formulation. The National Eye Institute, (NEI), will conduct clinical studies under NIH protocols and the Company will provide the proprietary drug for the clinical studies. The terms of the CRADA are confidential.

(b) Senior Secured Note In March 2022, the Company issued a 12 month Senior Secured Note with a face amount of $1,142,857, with a stated 12.5% original issue discount (OID). The Note carries a 12.5% interest rate with interest only payable monthly from April through August 2022. The Company received $874,286 in cash, net of the OID of $142,857and legal and other fees in the amount of $125,714. The Note was issued to Puritan Partners, LLC, an institutional investor.

Beginning in September 2022, the Company is required to make monthly redemptions at the rate of 110% of one seventh of the original principal amount, ($179,592), plus interest. It also carries a mandatory prepayment at 125% of the original principal amount, or $1,428,571, less any redemptions made, upon the completion of a Qualified Offering, as defined.

The Note is convertible into common stock of the Company upon an event of default, as defined.

The lender received five-year warrants to purchase 22,857,143 shares of common stock of the Company, with an exercise price of $0.0001 per share. These warrants were recorded as debt discount in the amount of $1.0 million which will be amortized over the term of the Note. The warrants can be exercised on a cash-less basis if a registration statement for the common shares underlying the warrants is not declared effective by September 2022.

The Note is secured by all the tangible and intangible assets of the Company.

(c) Deficiency in Stockholders Equity Subsequent to December 31, 2021 the Company issued 1,000,000 shares of common stock valued at $51,750, as a bonus to an officer of the Company.

In January 2022, the $25,000 common stock subscription was received.

(d) Options In January 2022, the Company issued to three employees an aggregate of 7,465,500 five-year term Options at a strike price of $0.05175 to purchase $155,250 worth of common shares, as a bonus to Company officers and employees.